NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
	1,012,712 shares (cost $28,780,077)	$45,561,923
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
	393,425 shares (cost $10,703,515)	18,085,743
Overseas Portfolio: Institutional Shares (JAIG)
	241,861 shares (cost $9,859,900)	7,875,010
Federated NVIT High Income Bond Fund - Class I (HIBF)
	146,499 shares (cost $1,009,483)	974,220
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
	30,085 shares (cost $274,000)	305,361
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
	14,741 shares (cost $200,722)	243,519
NVIT Nationwide Fund - Class I (TRF)
	4,749,038 shares (cost $47,863,242)	69,430,941
NVIT Government Bond Fund - Class I (GBF)
	1,662,240 shares (cost $19,268,516)	18,400,996
American Century NVIT Growth Fund - Class I (CAF)
	242,059 shares (cost $3,333,336)	5,400,345
NVIT Money Market Fund - Class I (SAM)
	6,001,230 shares (cost $6,001,230)	6,001,230
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
	13,059 shares (cost $149,920)	175,382
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
	598,078 shares (cost $5,485,836)	7,523,827
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
	2,179,213 shares (cost $21,155,887)	25,801,877
NVIT Large Cap Growth Fund - Class I (NVOLG1)
	4,642 shares (cost $107,355)	105,559
VP Balanced Fund - Class I (ACVB)
	659,983 shares (cost $4,484,970)	5,260,063
VP Capital Appreciation Fund - Class I (ACVCA)
	335,415 shares (cost $3,761,055)	5,272,716
VP Income & Growth Fund - Class I (ACVIG)
	369,081 shares (cost $2,346,624)	3,731,410
Appreciation Portfolio - Initial Shares (DCAP)
	114,693 shares (cost $3,887,125)	5,678,471
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
	791,754 shares (cost $27,710,672)	37,829,987
Quality Bond Portfolio - Initial Shares (DQBP)
	409,714 shares (cost $4,622,142)	4,982,121
Contrafund(R)Portfolio - Service Class 2 (FC2)
	126,361 shares (cost $2,834,129)	4,637,451
Equity-Income Portfolio - Initial Class (FEIP)
	2,001,140 shares (cost $44,893,370)	48,567,669
High Income Portfolio - Initial Class (FHIP)
	1,907,804 shares (cost $10,398,007)	10,531,080
Templeton Foreign Securities Fund - Class 1 (TIF)
	1,005,197 shares (cost $14,153,946)	15,419,719
Balanced Portfolio - I Class Shares (AMBP)
	719,454 shares (cost $7,289,009)	9,295,341
Real Return Portfolio - Administrative Class (PMVRRA)
	159,571 shares (cost $2,240,202)	2,044,107

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Total Return Portfolio - Administrative Class (PMVTRA)
246,571 shares (cost $2,796,017)	$2,761,600
VI American Franchise Fund - Series I Shares (ACEG)
31,827 shares (cost $1,196,802)	1,746,642
VI Global Health Care Fund - Series I Shares (IVHS)
23,219 shares (cost $584,310)	784,351
VI Global Real Estate Fund - Series I Shares (IVRE)
70,904 shares (cost $990,516)	1,222,387
VI International Growth Fund - Series I Shares (AVIE)
37,795 shares (cost $1,084,611)	1,317,900
Micro-Cap Portfolio - Investment Class (ROCMC)
99,157 shares (cost $1,085,968)	1,127,415
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
74,112 shares (cost $793,345)	933,813
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
9,122 shares (cost $293,855)	448,049
Series N (Managed Asset Allocation Series) (SBLN)
15,528 shares (cost $342,434)	429,658
Series O (All Cap Value Series) (SBLO)
31,680 shares (cost $727,118)	1,119,874
Series P (High Yield Series) (SBLP)
14,812 shares (cost $447,407)	501,384
Series Q (Small Cap Value Series) (SBLQ)
33,207 shares (cost $1,245,118)	1,717,820
Series V (Mid Cap Value Series) (SBLV)
42,260 shares (cost $2,340,003)	3,559,099
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
14,511 shares (cost $296,718)	461,017
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2,385 shares (cost $25,847)	37,152

Total Investments	$377,304,229

Accounts Receivable-Overseas Portfolio: Institutional Shares (JAIG)	2,028
Accounts Receivable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4,294
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	23,748
Accounts Receivable-NVIT Money Market Fund - Class I (SAM)	3,696
Accounts Receivable-Series Q (Small Cap Value Series) (SBLQ)	456
Accounts Receivable-Series V (Mid Cap Value Series) (SBLV)	1,935
Accounts Receivable-Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	577
Accounts Receivable-Series N (Managed Asset Allocation Series) (SBLN)	205
Accounts Receivable-Series O (All Cap Value Series) (SBLO)	927
Accounts Receivable-Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	365
Accounts Receivable-Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	54

Accounts Payable-VP Income & Growth Fund - Class I (ACVIG)	(1,259)
Accounts Payable-VI Global Health Care Fund - Series I Shares (IVHS)	(388)
Accounts Payable-VI Global Real Estate Fund - Series I Shares (IVRE)	(417)
Accounts Payable-Real Return Portfolio - Administrative Class (PMVRRA)	(933)
Accounts Payable-Total Return Portfolio - Administrative Class (PMVTRA)	(3,184)
Accounts Payable-Series P (High Yield Series) (SBLP)	(409)
Other Accounts Payable	(52,759)

$377,283,165

Contract Owners’ Equity:
Accumulation units	377,148,122
Contracts in payout (annuitization) period (note 1f)	135,043

Total Contract Owners’ Equity (note 5)	$377,283,165

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	DSIF	DSRG	JAIG	HIBF	NVNMO1	NVNSR1	TRF
Reinvested dividends	$5,756,535	780,497	187,511	288,112	60,043	2,732	2,160	797,052
Mortality and expense risk charges (note 2)	(4,873,560)	(564,582)	(222,628)	(118,461)	(12,163)	(3,857)	(2,863)	(892,553)

Net investment income (loss)	882,975	215,915	(35,117)	169,651	47,880	(1,125)	(703)	(95,501)

Realized gain (loss) on investments	10,937,354	1,665,436	676,466	(595,709)	4,748	13,465	22,298	2,669,416
Change in unrealized gain (loss) on investments	(2,187,583)	2,660,930	144,611	(1,686,143)	(41,773)	(48,644)	(1,965)	4,483,425

Net gain (loss) on investments	8,749,771	4,326,366	821,077	(2,281,852)	(37,025)	(35,179)	20,333	7,152,841

Reinvested capital gains	12,691,437	521,620	1,226,362	922,848	-	51,434	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,324,183	5,063,901	2,012,322	(1,189,353)	10,855	15,130	19,630	7,057,340

Investment Activity:	GBF	CAF	SAM	NVMLG1	NVMMG1	NVMMV2	NVOLG1	ACVB
Reinvested dividends	$377,110	18,635	(1)	843	-	338,747	761	78,355
Mortality and expense risk charges (note 2)	(247,116)	(68,622)	(80,426)	(2,096)	(96,294)	(313,397)	(1,341)	(64,799)

Net investment income (loss)	129,994	(49,987)	(80,427)	(1,253)	(96,294)	25,350	(580)	13,556

Realized gain (loss) on investments	(150,151)	338,229	-	3,277	421,199	1,002,541	9,658	28,857
Change in unrealized gain (loss) on investments	638,052	208,723	-	645	(1,057,046)	(3,119,106)	(13,195)	(66,937)

Net gain (loss) on investments	487,901	546,952	-	3,922	(635,847)	(2,116,565)	(3,537)	(38,080)

Reinvested capital gains	-	-	-	12,256	921,316	5,707,104	11,509	441,632

Net increase (decrease) in contract owners’ equity resulting from operations	$617,895	496,965	(80,427)	14,925	189,175	3,615,889	7,392	417,108

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ACVCA	ACVIG	DCAP	DSC	DQBP	FC2	FEIP	FHIP
Reinvested dividends	$-	78,109	105,126	-	107,948	33,006	1,366,298	623,271
Mortality and expense risk charges (note 2)	(68,722)	(48,773)	(71,778)	(487,439)	(64,457)	(57,433)	(631,280)	(143,136)

Net investment income (loss)	(68,722)	29,336	33,348	(487,439)	43,491	(24,427)	735,018	480,135

Realized gain (loss) on investments	204,961	100,245	102,260	1,036,616	43,204	297,678	888,225	(89,686)
Change in unrealized gain (loss) on investments	(862,293)	275,959	81,272	(511,562)	89,527	79,172	1,254,468	(377,373)

Net gain (loss) on investments	(657,332)	376,204	183,532	525,054	132,731	376,850	2,142,693	(467,059)

Reinvested capital gains	1,071,610	-	150,840	-	-	91,902	676,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	$345,556	405,540	367,720	37,615	176,222	444,325	3,554,170	13,076

Investment Activity:	TIF	AMBP	PMVRRA	PMVTRA	ACEG	IVHS	IVRE	AVIE
Reinvested dividends	$375,111	-	29,523	63,120	726	-	18,799	22,606
Mortality and expense risk charges (note 2)	(225,535)	(120,644)	(26,564)	(36,633)	(21,499)	(8,122)	(14,334)	(18,011)

Net investment income (loss)	149,576	(120,644)	2,959	26,487	(20,773)	(8,122)	4,465	4,595

Realized gain (loss) on investments	700,925	402,761	(8,404)	(3,378)	31,450	42,762	60,458	39,705
Change in unrealized gain (loss) on investments	(2,977,402)	(797,160)	40,176	62,524	107,101	45,110	71,452	(55,634)

Net gain (loss) on investments	(2,276,477)	(394,399)	31,772	59,146	138,551	87,872	131,910	(15,929)

Reinvested capital gains	-	768,026	-	-	-	26,993	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,126,901)	252,983	34,731	85,633	117,778	106,743	136,375	(11,334)

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Reinvested dividends	$-	37	-	-	10	-	185	103
Mortality and expense risk charges (note 2)	(15,486)	(12,182)	(5,766)	(5,129)	(14,548)	(7,504)	(22,945)	(48,104)

Net investment income (loss)	(15,486)	(12,145)	(5,766)	(5,129)	(14,538)	(7,504)	(22,760)	(48,001)

Realized gain (loss) on investments	109,473	75,876	52,431	37,475	76,657	40,780	140,874	397,479
Change in unrealized gain (loss) on investments	(246,884)	(24,233)	2,608	(10,672)	9,491	(23,122)	(166,523)	(351,135)

Net gain (loss) on investments	(137,411)	51,643	55,039	26,803	86,148	17,658	(25,649)	46,344

Reinvested capital gains	89,526	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(63,371)	39,498	49,273	21,674	71,610	10,154	(48,409)	(1,657)

Investment Activity:	SBLX	SBLY
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(5,888)	(450)

Net investment income (loss)	(5,888)	(450)

Realized gain (loss) on investments	42,565	4,232
Change in unrealized gain (loss) on investments	(4,973)	946

Net gain (loss) on investments	37,592	5,178

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,704	4,728

See accompanying notes to financial statements.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		DSIF		DSRG		JAIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$882,975	1,117,820	215,915	236,931	(35,117)	(1,478)	169,651	195,889
Realized gain (loss) on investments	10,937,354	8,232,511	1,665,436	1,006,227	676,466	516,613	(595,709)	(784,888)
Change in unrealized gain (loss) on investments	(2,187,583)	66,176,086	2,660,930	9,269,731	144,611	3,957,754	(1,686,143)	1,861,628
Reinvested capital gains	12,691,437	5,782,659	521,620	454,763	1,226,362	-	922,848	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,324,183	81,309,076	5,063,901	10,967,652	2,012,322	4,472,889	(1,189,353)	1,272,629

Equity transactions:
Purchase payments received from contract owners (note 3)	5,407,992	6,097,487	631,764	656,741	257,679	241,808	135,957	178,142
Transfers between subaccounts (including fixed account), net (note 3)	(2,801,587)	(2,292,904)	(528,788)	(12,376)	(244,764)	83,187	(215,934)	(810,117)
Redemptions	(38,194,889)	(42,610,883)	(4,441,490)	(4,364,628)	(1,373,202)	(1,614,951)	(1,109,776)	(1,383,295)
Annuity benefits	(12,016)	(11,619)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(242,688)	(247,172)	(23,797)	(22,580)	(8,992)	(8,163)	(4,795)	(5,306)
Contingent deferred sales charges (note 2)	(285,774)	(309,820)	(37,577)	(40,010)	(19,702)	(20,888)	(7,786)	(8,401)
Adjustments to maintain reserves	3,260	(17,486)	(2,292)	(7,222)	1,084	1,435	(1,862)	1,981

Net equity transactions	(36,125,702)	(39,392,397)	(4,402,180)	(3,790,075)	(1,387,897)	(1,317,572)	(1,204,196)	(2,026,996)

Net change in contract owners’ equity	(13,801,519)	41,916,679	661,721	7,177,577	624,425	3,155,317	(2,393,549)	(754,367)
Contract owners’ equity beginning of period	391,084,684	349,168,005	44,895,763	37,718,186	17,462,419	14,307,102	10,266,531	11,020,898

Contract owners’ equity end of period	$377,283,165	391,084,684	45,557,484	44,895,763	18,086,844	17,462,419	7,872,982	10,266,531

CHANGES IN UNITS:
Beginning units	12,146,409	13,497,343	1,029,244	1,126,601	518,020	562,828	325,715	395,439
Units purchased	576,165	1,062,936	28,586	50,496	15,051	18,355	11,748	15,688
Units redeemed	(1,628,514)	(2,413,870)	(124,856)	(147,853)	(53,949)	(63,163)	(50,232)	(85,412)

Ending units	11,094,060	12,146,409	932,974	1,029,244	479,122	518,020	287,231	325,715

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		NVNMO1		NVNSR1		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$47,880	39,517	(1,125)	(841)	(703)	(5,450)	(95,501)	1,888
Realized gain (loss) on investments	4,748	12,138	13,465	19,581	22,298	187,724	2,669,416	1,725,429
Change in unrealized gain (loss) on investments	(41,773)	(7,176)	(48,644)	68,608	(1,965)	(77)	4,483,425	15,003,704
Reinvested capital gains	-	-	51,434	11,782	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,855	44,479	15,130	99,130	19,630	182,197	7,057,340	16,731,021

Equity transactions:
Purchase payments received from contract owners (note 3)	15,080	14,509	6,379	5,259	6,888	22,695	699,923	1,173,687
Transfers between subaccounts (including fixed account), net (note 3)	72,402	180,297	17,872	(1,150)	(15,707)	(697,039)	(374,678)	(379,257)
Redemptions	(37,871)	(112,079)	(38,623)	(42,396)	(17,914)	(87,834)	(6,942,063)	(8,691,348)
Annuity benefits	-	-	-	-	-	-	(10,798)	(9,981)
Contract maintenance charges (note 2)	(495)	(394)	(154)	(146)	(114)	(281)	(60,574)	(63,640)
Contingent deferred sales charges (note 2)	(565)	(519)	(178)	(208)	(130)	(294)	(31,336)	(35,394)
Adjustments to maintain reserves	58	(91)	6	53	(13)	(41)	(2,912)	(1,127)

Net equity transactions	48,609	81,723	(14,698)	(38,588)	(26,990)	(762,794)	(6,722,438)	(8,007,060)

Net change in contract owners’ equity	59,464	126,202	432	60,542	(7,360)	(580,597)	334,902	8,723,961
Contract owners’ equity beginning of period	914,765	788,563	304,979	244,437	250,887	831,484	69,104,809	60,380,848

Contract owners’ equity end of period	$974,229	914,765	305,411	304,979	243,527	250,887	69,439,711	69,104,809

CHANGES IN UNITS:
Beginning units	43,068	39,232	24,109	27,434	17,959	81,518	514,112	581,325
Units purchased	7,706	13,916	3,090	3,497	3,602	13,117	7,548	13,685
Units redeemed	(5,461)	(10,080)	(4,253)	(6,822)	(5,592)	(76,676)	(54,843)	(80,898)

Ending units	45,313	43,068	22,946	24,109	15,969	17,959	466,817	514,112

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF		SAM		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$129,994	131,605	(49,987)	(31,166)	(80,427)	(87,495)	(1,253)	(386)
Realized gain (loss) on investments	(150,151)	(156,928)	338,229	412,381	-	-	3,277	1,075
Change in unrealized gain (loss) on investments	638,052	(1,350,914)	208,723	837,967	-	-	645	20,997
Reinvested capital gains	-	235,589	-	-	-	-	12,256	7,573

Net increase (decrease) in contract owners’ equity resulting from operations	617,895	(1,140,648)	496,965	1,219,182	(80,427)	(87,495)	14,925	29,259

Equity transactions:
Purchase payments received from contract owners (note 3)	372,798	341,798	61,913	124,807	199,234	193,882	2,623	2,385
Transfers between subaccounts (including fixed account), net (note 3)	(435,407)	722,363	157,094	216,907	1,127,793	274,353	25,477	45,115
Redemptions	(1,914,700)	(2,733,332)	(625,133)	(909,894)	(1,580,211)	(1,378,287)	(9,939)	(6,806)
Annuity benefits	(875)	(1,239)	-	-	(343)	(399)	-	-
Contract maintenance charges (note 2)	(17,015)	(19,809)	(6,508)	(7,060)	(6,399)	(7,235)	(84)	(51)
Contingent deferred sales charges (note 2)	(9,108)	(10,465)	(131)	(630)	(2,810)	(3,619)	(59)	(60)
Adjustments to maintain reserves	613	853	(67)	(155)	(198)	575	69	(52)

Net equity transactions	(2,003,694)	(1,699,831)	(412,832)	(576,025)	(262,934)	(920,730)	18,087	40,531

Net change in contract owners’ equity	(1,385,799)	(2,840,479)	84,133	643,157	(343,361)	(1,008,225)	33,012	69,790
Contract owners’ equity beginning of period	19,787,737	22,628,216	5,316,058	4,672,901	6,340,895	7,349,120	142,403	72,613

Contract owners’ equity end of period	$18,401,938	19,787,737	5,400,191	5,316,058	5,997,534	6,340,895	175,415	142,403

CHANGES IN UNITS:
Beginning units	355,018	384,448	193,601	217,917	256,036	293,146	10,564	7,161
Units purchased	19,585	29,496	9,565	16,926	82,678	64,997	2,252	4,048
Units redeemed	(54,716)	(58,926)	(24,188)	(41,242)	(93,266)	(102,107)	(883)	(645)

Ending units	319,887	355,018	178,978	193,601	245,448	256,036	11,933	10,564

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMG1		NVMMV2		NVOLG1		ACVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(96,294)	(92,946)	25,350	(14,975)	(580)	(426)	13,556	14,424
Realized gain (loss) on investments	421,199	421,941	1,002,541	877,855	9,658	15,581	28,857	38,312
Change in unrealized gain (loss) on investments	(1,057,046)	1,465,166	(3,119,106)	4,496,576	(13,195)	694	(66,937)	503,798
Reinvested capital gains	921,316	535,941	5,707,104	1,029,462	11,509	-	441,632	76,342

Net increase (decrease) in contract owners’ equity resulting from operations	189,175	2,330,102	3,615,889	6,388,918	7,392	15,849	417,108	632,876

Equity transactions:
Purchase payments received from contract owners (note 3)	89,197	98,392	329,768	324,654	1,328	1,253	79,934	56,201
Transfers between subaccounts (including fixed account), net (note 3)	(91,304)	20,052	(389,149)	866,693	29,186	30,571	143,971	987,259
Redemptions	(839,324)	(792,368)	(2,269,688)	(2,298,409)	(687)	(77,365)	(332,587)	(329,547)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,898)	(3,784)	(12,692)	(11,373)	(54)	(29)	(3,147)	(2,749)
Contingent deferred sales charges (note 2)	(7,993)	(7,971)	(21,622)	(21,231)	(57)	(50)	(2,583)	(2,381)
Adjustments to maintain reserves	2,236	(2,690)	(3,628)	(11,898)	20	(45)	622	685

Net equity transactions	(851,086)	(688,369)	(2,367,011)	(1,151,564)	29,736	(45,665)	(113,790)	709,468

Net change in contract owners’ equity	(661,911)	1,641,733	1,248,878	5,237,354	37,128	(29,816)	303,318	1,342,344
Contract owners’ equity beginning of period	8,181,444	6,539,711	24,529,251	19,291,897	68,434	98,250	4,957,350	3,615,006

Contract owners’ equity end of period	$7,519,533	8,181,444	25,778,129	24,529,251	105,562	68,434	5,260,668	4,957,350

CHANGES IN UNITS:
Beginning units	569,341	624,018	1,624,451	1,710,281	3,228	6,250	294,736	249,134
Units purchased	14,392	38,273	36,402	139,072	2,903	1,582	26,545	85,967
Units redeemed	(74,279)	(92,950)	(182,752)	(224,902)	(1,495)	(4,604)	(32,852)	(40,365)

Ending units	509,454	569,341	1,478,101	1,624,451	4,636	3,228	288,429	294,736

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		DCAP		DSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(68,722)	(64,724)	29,336	34,091	33,348	41,272	(487,439)	(456,938)
Realized gain (loss) on investments	204,961	244,573	100,245	65,839	102,260	74,031	1,036,616	272,773
Change in unrealized gain (loss) on investments	(862,293)	884,273	275,959	954,503	81,272	932,978	(511,562)	13,995,643
Reinvested capital gains	1,071,610	193,356	-	-	150,840	15,280	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	345,556	1,257,478	405,540	1,054,433	367,720	1,063,561	37,615	13,811,478

Equity transactions:
Purchase payments received from contract owners (note 3)	23,778	6,507	47,631	53,542	82,877	114,303	540,994	530,665
Transfers between subaccounts (including fixed account), net (note 3)	(87,862)	18,091	(169,651)	230,421	(68,177)	(1,086,148)	(559,128)	(387,205)
Redemptions	(332,118)	(490,828)	(485,718)	(517,392)	(453,411)	(610,483)	(3,526,095)	(3,296,120)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,178)	(5,526)	(1,967)	(1,858)	(2,903)	(3,082)	(19,691)	(18,529)
Contingent deferred sales charges (note 2)	-	(119)	(3,205)	(3,290)	(4,423)	(5,150)	(44,908)	(47,232)
Adjustments to maintain reserves	(17)	(13)	681	964	(1,518)	593	(1,059)	(3,363)

Net equity transactions	(401,397)	(471,888)	(612,229)	(237,613)	(447,555)	(1,589,967)	(3,609,887)	(3,221,784)

Net change in contract owners’ equity	(55,841)	785,590	(206,689)	816,820	(79,835)	(526,406)	(3,572,272)	10,589,694
Contract owners’ equity beginning of period	5,328,548	4,542,958	3,939,358	3,122,538	5,757,670	6,284,076	41,401,641	30,811,947

Contract owners’ equity end of period	$5,272,707	5,328,548	3,732,669	3,939,358	5,677,835	5,757,670	37,829,369	41,401,641

CHANGES IN UNITS:
Beginning units	119,749	131,927	186,170	197,879	264,356	344,900	1,246,288	1,359,754
Units purchased	605	621	7,577	28,826	10,567	12,975	29,189	37,117
Units redeemed	(9,337)	(12,799)	(34,910)	(40,535)	(30,506)	(93,519)	(139,802)	(150,583)

Ending units	111,017	119,749	158,837	186,170	244,417	264,356	1,135,675	1,246,288

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DQBP		FC2		FEIP		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$43,491	80,711	(24,427)	(17,540)	735,018	573,979	480,135	522,501
Realized gain (loss) on investments	43,204	42,068	297,678	115,140	888,225	445,169	(89,686)	(127,311)
Change in unrealized gain (loss) on investments	89,527	(269,309)	79,172	982,384	1,254,468	7,041,827	(377,373)	138,350
Reinvested capital gains	-	-	91,902	1,236	676,459	3,137,722	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	176,222	(146,530)	444,325	1,081,220	3,554,170	11,198,697	13,076	533,540

Equity transactions:
Purchase payments received from contract owners (note 3)	80,412	72,538	92,416	93,938	632,360	620,924	177,184	174,282
Transfers between subaccounts (including fixed account), net (note 3)	82,515	432,728	(56,087)	209,909	(690,592)	(696,973)	(240,473)	(34,951)
Redemptions	(508,445)	(549,262)	(497,619)	(525,097)	(5,181,747)	(4,584,900)	(999,047)	(1,203,104)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,603)	(2,640)	(2,326)	(2,147)	(27,194)	(26,992)	(5,810)	(6,029)
Contingent deferred sales charges (note 2)	(3,954)	(4,455)	(2,323)	(2,583)	(39,451)	(43,018)	(12,364)	(14,124)
Adjustments to maintain reserves	(90)	814	(529)	1,243	8,207	580	3,271	(1,570)

Net equity transactions	(352,165)	(50,277)	(466,468)	(224,737)	(5,298,417)	(4,730,379)	(1,077,239)	(1,085,496)

Net change in contract owners’ equity	(175,943)	(196,807)	(22,143)	856,483	(1,744,247)	6,468,318	(1,064,163)	(551,956)
Contract owners’ equity beginning of period	5,157,588	5,354,395	4,658,943	3,802,460	50,316,815	43,848,497	11,596,693	12,148,649

Contract owners’ equity end of period	$4,981,645	5,157,588	4,636,800	4,658,943	48,572,568	50,316,815	10,532,530	11,596,693

CHANGES IN UNITS:
Beginning units	252,699	254,971	294,865	311,148	1,212,439	1,336,415	500,288	547,978
Units purchased	17,069	32,985	22,721	36,465	27,910	33,662	15,708	17,135
Units redeemed	(33,783)	(35,257)	(51,261)	(52,748)	(149,796)	(157,638)	(61,026)	(64,825)

Ending units	235,985	252,699	266,325	294,865	1,090,553	1,212,439	454,970	500,288

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF		AMBP		PMVRRA		PMVTRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$149,576	225,833	(120,644)	(126,266)	2,959	10,142	26,487	38,650
Realized gain (loss) on investments	700,925	489,651	402,761	379,489	(8,404)	23,148	(3,378)	22,990
Change in unrealized gain (loss) on investments	(2,977,402)	2,834,497	(797,160)	1,303,403	40,176	(283,743)	62,524	(257,786)
Reinvested capital gains	-	-	768,026	-	-	16,733	-	32,990

Net increase (decrease) in contract owners’ equity resulting from operations	(2,126,901)	3,549,981	252,983	1,556,626	34,731	(233,720)	85,633	(163,156)

Equity transactions:
Purchase payments received from contract owners (note 3)	265,517	274,459	121,560	124,635	52,585	76,915	71,229	131,540
Transfers between subaccounts (including fixed account), net (note 3)	(235,353)	513,823	(157,043)	(85,747)	83,806	173,071	(100,138)	(1,366,601)
Redemptions	(1,624,910)	(1,945,572)	(905,396)	(1,390,534)	(198,384)	(319,169)	(327,873)	(565,231)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,083)	(9,007)	(6,620)	(7,234)	(1,107)	(1,156)	(1,440)	(2,210)
Contingent deferred sales charges (note 2)	(15,222)	(17,055)	(7,588)	(8,263)	(1,156)	(1,206)	(1,332)	(2,139)
Adjustments to maintain reserves	(1,253)	1,858	1,162	23	766	(422)	(161)	724

Net equity transactions	(1,620,304)	(1,181,494)	(953,925)	(1,367,120)	(63,490)	(71,967)	(359,715)	(1,803,917)

Net change in contract owners’ equity	(3,747,205)	2,368,487	(700,942)	189,506	(28,759)	(305,687)	(274,082)	(1,967,073)
Contract owners’ equity beginning of period	19,165,973	16,797,486	9,996,938	9,807,432	2,073,799	2,379,486	3,038,866	5,005,939

Contract owners’ equity end of period	$15,418,768	19,165,973	9,295,996	9,996,938	2,045,040	2,073,799	2,764,784	3,038,866

CHANGES IN UNITS:
Beginning units	581,845	620,520	323,311	370,925	154,531	158,844	205,850	328,221
Units purchased	22,366	47,233	7,439	9,634	18,080	34,852	17,342	57,813
Units redeemed	(71,979)	(85,908)	(38,415)	(57,248)	(22,899)	(39,165)	(41,215)	(180,184)

Ending units	532,232	581,845	292,335	323,311	149,712	154,531	181,977	205,850

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACEG		IVHS		IVRE		AVIE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(20,773)	(12,805)	(8,122)	(2,389)	4,465	27,021	4,595	(7,643)
Realized gain (loss) on investments	31,450	47,033	42,762	14,661	60,458	102,108	39,705	291,813
Change in unrealized gain (loss) on investments	107,101	478,196	45,110	117,981	71,452	(109,312)	(55,634)	(29,189)
Reinvested capital gains	-	-	26,993	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	117,778	512,424	106,743	130,253	136,375	19,817	(11,334)	254,981

Equity transactions:
Purchase payments received from contract owners (note 3)	21,542	29,210	12,762	10,762	35,830	44,128	29,146	53,846
Transfers between subaccounts (including fixed account), net (note 3)	17,976	(68,919)	199,634	78,080	69,547	8,531	(13,070)	(886,873)
Redemptions	(85,867)	(233,462)	(49,857)	(16,330)	(52,642)	(142,792)	(129,715)	(222,570)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(858)	(792)	(341)	(227)	(577)	(565)	(719)	(963)
Contingent deferred sales charges (note 2)	(1,400)	(1,502)	(248)	(159)	(448)	(488)	(821)	(1,121)
Adjustments to maintain reserves	(32)	(120)	351	6	80	115	(289)	(213)

Net equity transactions	(48,639)	(275,585)	162,301	72,132	51,790	(91,071)	(115,468)	(1,057,894)

Net change in contract owners’ equity	69,139	236,839	269,044	202,385	188,165	(71,254)	(126,802)	(802,913)
Contract owners’ equity beginning of period	1,677,514	1,440,675	515,695	313,310	1,034,639	1,105,893	1,444,590	2,247,503

Contract owners’ equity end of period	$1,746,653	1,677,514	784,739	515,695	1,222,804	1,034,639	1,317,788	1,444,590

CHANGES IN UNITS:
Beginning units	116,992	138,918	28,051	23,646	88,812	96,248	65,247	119,231
Units purchased	3,850	4,196	13,667	7,299	15,799	18,906	2,790	13,923
Units redeemed	(7,028)	(26,122)	(5,594)	(2,894)	(11,833)	(26,342)	(7,919)	(67,907)

Ending units	113,814	116,992	36,124	28,051	92,778	88,812	60,118	65,247

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ROCMC		SBLD		SBLJ		SBLN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(15,486)	(10,332)	(12,145)	(7,151)	(5,766)	(5,721)	(5,129)	(4,079)
Realized gain (loss) on investments	109,473	162,037	75,876	367	52,431	55,672	37,475	6,395
Change in unrealized gain (loss) on investments	(246,884)	51,907	(24,233)	108,858	2,608	64,639	(10,672)	36,783
Reinvested capital gains	89,526	33,890	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(63,371)	237,502	39,498	102,074	49,273	114,590	21,674	39,099

Equity transactions:
Purchase payments received from contract owners (note 3)	31,307	30,849	24,888	14,451	12,676	11,439	12,500	9,777
Transfers between subaccounts (including fixed account), net (note 3)	2,885	(135,825)	(11,291)	514,129	(22,168)	(21,362)	87,990	43,809
Redemptions	(179,571)	(148,459)	(94,778)	(28,673)	(59,167)	(64,574)	(43,240)	(26,797)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(625)	(676)	(487)	(286)	(231)	(229)	(205)	(163)
Contingent deferred sales charges (note 2)	(366)	(420)	(567)	(359)	(289)	(288)	(177)	(178)
Adjustments to maintain reserves	112	13	63	(557)	35	(221)	89	(180)

Net equity transactions	(146,258)	(254,518)	(82,172)	498,705	(69,144)	(75,235)	56,957	26,268

Net change in contract owners’ equity	(209,629)	(17,016)	(42,674)	600,779	(19,871)	39,355	78,631	65,367
Contract owners’ equity beginning of period	1,337,198	1,354,214	975,910	375,131	467,907	428,552	350,822	285,455

Contract owners’ equity end of period	$1,127,569	1,337,198	933,236	975,910	448,036	467,907	429,453	350,822

CHANGES IN UNITS:
Beginning units	96,201	116,339	84,788	38,357	35,910	42,347	25,023	22,965
Units purchased	8,019	8,766	12,456	51,183	4,817	5,002	9,534	4,623
Units redeemed	(18,992)	(28,904)	(19,018)	(4,752)	(9,913)	(11,439)	(5,481)	(2,565)

Ending units	85,228	96,201	78,226	84,788	30,814	35,910	29,076	25,023

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLO		SBLP		SBLQ		SBLV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(14,538)	(21,193)	(7,504)	(10,939)	(22,760)	(20,214)	(48,001)	(47,602)
Realized gain (loss) on investments	76,657	572,824	40,780	118,339	140,874	119,313	397,479	350,620
Change in unrealized gain (loss) on investments	9,491	(79,795)	(23,122)	(59,724)	(166,523)	378,073	(351,135)	722,842
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,610	471,836	10,154	47,676	(48,409)	477,172	(1,657)	1,025,860

Equity transactions:
Purchase payments received from contract owners (note 3)	16,161	44,584	10,712	22,059	37,041	29,961	75,080	77,120
Transfers between subaccounts (including fixed account), net (note 3)	(35,658)	(1,191,253)	(59,475)	(363,081)	(102,308)	274,146	(2,244)	76,784
Redemptions	(143,980)	(139,571)	(67,629)	(80,721)	(127,559)	(120,498)	(539,266)	(523,295)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(582)	(848)	(300)	(438)	(931)	(822)	(1,938)	(1,918)
Contingent deferred sales charges (note 2)	(714)	(947)	(345)	(479)	(768)	(723)	(1,808)	(2,144)
Adjustments to maintain reserves	(86)	365	321	(363)	(481)	130	37	(252)

Net equity transactions	(164,859)	(1,287,670)	(116,716)	(423,023)	(195,006)	182,194	(470,139)	(373,705)

Net change in contract owners’ equity	(93,249)	(815,834)	(106,562)	(375,347)	(243,415)	659,366	(471,796)	652,155
Contract owners’ equity beginning of period	1,212,196	2,028,030	608,355	983,702	1,960,779	1,301,413	4,028,960	3,376,805

Contract owners’ equity end of period	$1,118,947	1,212,196	501,793	608,355	1,717,364	1,960,779	3,557,164	4,028,960

CHANGES IN UNITS:
Beginning units	80,975	178,210	35,870	61,443	99,530	89,199	230,884	254,660
Units purchased	4,225	12,917	3,777	9,760	7,593	26,534	15,257	37,492
Units redeemed	(14,826)	(110,152)	(10,422)	(35,333)	(17,538)	(16,203)	(41,472)	(61,268)

Ending units	70,374	80,975	29,225	35,870	89,585	99,530	204,669	230,884

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLX		SBLY
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(5,888)	(5,358)	(450)	(577)
Realized gain (loss) on investments	42,565	41,684	4,232	9,044
Change in unrealized gain (loss) on investments	(4,973)	106,834	946	2,517
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,704	143,160	4,728	10,984

Equity transactions:
Purchase payments received from contract owners (note 3)	8,449	8,244	890	596
Transfers between subaccounts (including fixed account), net (note 3)	(9,343)	(47,744)	(3,943)	(20,602)
Redemptions	(38,237)	(33,721)	(9,410)	(9,189)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	(236)	(212)	(18)	(23)
Contingent deferred sales charges (note 2)	(237)	(231)	(23)	(26)
Adjustments to maintain reserves	(116)	112	(20)	(13)

Net equity transactions	(39,720)	(73,552)	(12,524)	(29,257)

Net change in contract owners’ equity	(8,016)	69,608	(7,796)	(18,273)
Contract owners’ equity beginning of period	468,668	399,060	44,894	63,167

Contract owners’ equity end of period	$460,652	468,668	37,098	44,894

CHANGES IN UNITS:
Beginning units	32,889	39,074	3,644	6,492
Units purchased	4,994	3,492	1,161	410
Units redeemed	(7,775)	(9,677)	(2,157)	(3,258)

Ending units	30,108	32,889	2,648	3,644

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

JANUS FUNDS

Overseas Portfolio: Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Templeton Foreign Securities Fund - Class 1 (TIF)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*At	December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

December 31, 2014

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Multi-Flex Annuity contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For Multi-Flex Annuity contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) for Multi-Flex Annuity contracts, a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30% ; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk fee assessed through a reduction of unit values equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $244,005 and $214,529, respectively, and total transfers from the Account to the fixed account were $ 682,855 and $1,568,278, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $358 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$377,304,229	$	- $	- $	377,304,229

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

		Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)		$1,582,655	$5,245,021
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)		1,557,037	1,754,776
Overseas Portfolio: Institutional Shares (JAIG)		1,303,162	1,412,998
Federated NVIT High Income Bond Fund - Class I (HIBF)		197,663	101,231
NVIT Neuberger Berman Multi Cap Opportunities - Class I (NVNMO1)		84,814	49,209
NVIT Neuberger Berman Socially Responsible - Class I (NVNSR1)		44,143	71,824
NVIT Nationwide Fund - Class I (TRF)		1,284,795	8,101,789
NVIT Government Bond Fund - Class I (GBF)		842,312	2,716,157
American Century NVIT Growth Fund - Class I (CAF)		262,759	725,535
NVIT Money Market Fund - Class I (SAM)		1,598,535	1,941,567
NVIT Multi-Manager Large Cap Growth - Class I (NVMLG1)		42,860	13,838
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		963,439	991,742
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)		6,076,554	2,707,489
NVIT Large Cap Growth Fund - Class I (NVOLG1)		74,174	33,528
VP Balanced Fund - Class I (ACVB)		844,929	504,160
VP Capital Appreciation Fund - Class I (ACVCA)		1,074,321	472,818
VP Income & Growth Fund - Class I (ACVIG)		153,687	737,262
Appreciation Portfolio - Initial Shares (DCAP)		366,245	628,094
Opportunistic Small Cap Portfolio: Initial Shares (DSC)		65,167	4,161,439
Quality Bond Portfolio - Initial Shares (DQBP)		320,673	629,258
Contrafund(R)Portfolio - Service Class 2 (FC2)		294,612	693,077
Equity-Income Portfolio - Initial Class (FEIP)		2,235,443	6,130,598
High Income Portfolio - Initial Class (FHIP)		751,995	1,352,371
Templeton Foreign Securities Fund - Class 1 (TIF)		577,592	2,047,071
Balanced Portfolio - I Class Shares (AMBP)		868,250	1,175,962
Real Return Portfolio - Administrative Class (PMVRRA)		213,736	275,033
Total Return Portfolio - Administrative Class (PMVTRA)		222,000	555,068
VI American Franchise Fund - Series I Shares (ACEG)		36,908	106,288
VI Global Health Care Fund - Series I Shares (IVHS)		275,030	94,213
VI Global Real Estate Fund - Series I Shares (IVRE)		174,291	118,118
VI International Growth Fund - Series I Shares (AVIE)		53,088	163,672
Micro-Cap Portfolio - Investment Class (ROCMC)		148,584	220,914
Guggenheim VIF World Equity Income (SBLD)		98,335	192,715
Guggenheim VIF StylePlus Mid Growth - Series J (SBLJ)		40,218	115,163
Guggenheim VIF Managed Asset Allocation - Series N (SBLN)		131,630	79,890
Series O (All Cap Value Series) (SBLO)		36,663	215,973
Series P (High Yield Series) (SBLP)		55,788	180,328
Series Q (Small Cap Value Series) (SBLQ)		69,908	287,193
Series V (Mid Cap Value Series) (SBLV)		125,152	643,332
Guggenheim VIF StylePlus Small Growth - Series X (SBLX)		44,822	90,313
Guggenheim VIF StylePlus Large Growth - Series Y (SBLY)		2,170	15,124

	Total	$25,196,139	$47,752,151

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	1.30%	932,974	$ 48.83	$ 45,557,484	1.74%	11.95%
2013	1.30%	1,029,244	43.62	44,895,763	1.84%	30.31%
2012	1.30%	1,126,601	33.48	37,718,186	2.06%	14.23%
2011	1.30%	1,219,576	29.30 to 29.31	35,745,293	1.80%	0.56%
2010	1.30%	1,380,108	29.14	40,216,683	1.81%	13.35%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	1.30%	479,122	37.75	18,086,844	1.06%	11.98%
2013	1.30%	518,020	33.71	17,462,419	1.25%	32.60%
2012	1.30%	562,828	25.42	14,307,102	0.82%	10.52%
2011	1.30%	618,362	23.00	14,222,330	0.91%	-0.41%
2010	1.30%	704,270	23.10	16,268,592	0.88%	13.32%
Overseas Portfolio: Institutional Shares (JAIG)
2014	1.30%	287,231	27.41	7,872,982	3.07%	-13.02%
2013	1.30%	325,715	31.52	10,266,531	3.16%	13.07%
2012	1.30%	395,439	27.87	11,020,898	0.69%	11.99%
2011	1.30%	486,377	24.89	12,105,920	0.47%	-33.05%
2010	1.30%	573,356	37.18	21,317,356	0.69%	23.68%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	1.30%	45,313	21.50	974,229	6.22%	1.22%
2013	1.30%	43,068	21.24	914,765	6.38%	5.68%
2012	1.30%	39,232	20.10	788,563	8.38%	13.06%
2011	1.30%	35,910	17.78	638,479	7.87%	2.47%
2010	1.30%	49,838	17.35	864,689	8.34%	11.68%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	1.30%	22,946	13.31	305,411	0.89%	5.22%
2013	1.30%	24,109	12.65	304,979	0.97%	41.98%
2012	1.30%	27,434	8.91	244,437	1.47%	15.41%
2011	1.30%	30,980	7.72	239,166	0.59%	-12.77%
2010	1.30%	32,460	8.85	287,271	0.19%	14.05%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	1.30%	15,969	15.25	243,527	0.94%	9.16%
2013	1.30%	17,959	13.97	250,887	0.27%	36.96%
2012	1.30%	81,518	10.20	831,484	2.21%	10.03%
2011	1.30%	5,589	9.27	51,810	0.73%	-4.43%
2010	1.30%	4,410	9.70	42,777	2.91%	22.01%
NVIT Nationwide Fund - Class I (TRF)
2014	1.30%	466,817	145.11 to 149.40	69,308,004	1.15%	10.69%
2013	1.30%	514,112	131.09 to 134.98	68,973,455	1.30%	29.40%
2012	1.30%	581,325	104.31	60,268,729	1.40%	12.73%
2011	1.30%	655,935	89.87 to 92.53	60,335,274	1.14%	-0.78%
2010	1.30%	732,447	90.57 to 93.26	67,919,693	1.01%	11.98%
NVIT Government Bond Fund - Class I (GBF)
2014	1.30%	319,887	57.52 to 57.54	18,400,012	1.96%	3.21%
2013	1.30%	355,018	55.73 to 55.75	19,785,602	1.91%	-5.30%
2012	1.30%	384,448	58.87	22,625,324	2.17%	1.71%
2011	1.30%	423,716	57.86 to 57.88	24,516,408	2.89%	5.86%
2010	1.30%	492,428	54.65 to 54.67	26,912,874	2.91%	3.42%
American Century NVIT Growth Fund - Class I (CAF)
2014	1.30%	178,978	30.17	5,400,191	0.35%	9.88%
2013	1.30%	193,601	27.46	5,316,058	0.67%	28.05%
2012	1.30%	217,917	21.44	4,672,901	0.56%	12.54%
2011	1.30%	233,176	19.05	4,443,061	0.58%	-1.98%
2010	1.30%	249,414	19.44	4,848,428	0.64%	17.70%
NVIT Money Market Fund - Class I (SAM)
2014	1.30%	245,448	24.17 to 26.26	5,996,124	0.00%	-1.30%
2013	1.30%	256,036	24.49 to 26.60	6,339,327	0.00%	-1.30%
2012	1.30%	293,146	26.95	7,347,368	0.00%	-1.30%
2011	1.30%	329,210	25.14 to 27.31	8,360,096	0.00%	-1.30%
2010	1.30%	405,986	25.47 to 27.67	10,469,081	0.00%	-1.30%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	1.30%	11,933	14.70	175,415	0.51%	9.05%
2013	1.30%	10,564	13.48	142,403	0.88%	32.94%
2012	1.30%	7,161	10.14	72,613	0.41%	14.84%
2011	1.30%	9,659	8.83	85,289	0.01%	-4.13%
2010	1.30%	11,470	9.21	105,639	0.06%	13.99%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.30%	509,454	$ 14.76	$ 7,519,533	0.00%	2.68%
2013	1.30%	569,341	14.37	8,181,444	0.00%	37.14%
2012	1.30%	624,018	10.48	6,539,711	0.00%	13.41%
2011	1.30%	690,999	9.24	6,384,842	0.00%	-5.47%
2010	1.30%	792,662	9.78	7,752,201	0.00%	25.17%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	1.30%	1,478,101	17.44	25,778,129	1.35%	15.50%
2013	1.30%	1,624,451	15.10	24,529,251	1.20%	33.91%
2012	1.30%	1,710,281	11.28	19,291,897	1.12%	14.83%
2011	1.30%	1,929,143	9.82	18,944,198	0.79%	-3.59%
2010	1.30%	2,232,677	10.19	22,750,850	1.33%	18.08%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	1.30%	4,636	22.77	105,562	0.72%	7.41%
2013	1.30%	3,228	21.20	68,434	0.51%	34.86%
2012	1.30%	6,250	15.72	98,250	0.92%	17.14%
2011	1.30%	4,161	13.42	55,841	0.72%	-3.45%
2010	1.30%	3,132	13.90	43,535	0.09%	7.34%
VP Balanced Fund - Class I (ACVB)
2014	1.30%	288,429	18.24	5,260,668	1.53%	8.43%
2013	1.30%	294,736	16.82	4,957,350	1.62%	15.90%
2012	1.30%	249,134	14.51	3,615,006	2.06%	10.34%
2011	1.30%	271,951	13.15	3,576,203	1.89%	3.97%
2010	1.30%	295,694	12.65	3,740,450	1.89%	10.19%
VP Capital Appreciation Fund - Class I (ACVCA)
2014	1.30%	111,017	47.49	5,272,707	0.00%	6.74%
2013	1.30%	119,749	44.50	5,328,548	0.00%	29.22%
2012	1.30%	131,927	34.44	4,542,958	0.00%	14.49%
2011	1.30%	138,330	30.08	4,160,605	0.00%	-7.72%
2010	1.30%	147,740	32.59	4,815,335	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2014	1.30%	158,837	23.50	3,732,669	2.01%	11.04%
2013	1.30%	186,170	21.16	3,939,358	2.22%	34.06%
2012	1.30%	197,879	15.78	3,122,538	2.08%	13.25%
2011	1.30%	233,740	13.94	3,258,328	1.53%	1.77%
2010	1.30%	261,412	13.70	3,581,325	1.51%	12.66%
Appreciation Portfolio - Initial Shares (DCAP)
2014	1.30%	244,417	23.23	5,677,835	1.84%	6.69%
2013	1.30%	264,356	21.78	5,757,670	1.94%	19.53%
2012	1.30%	344,900	18.22	6,284,076	3.70%	8.99%
2011	1.30%	364,637	16.72	6,096,726	1.67%	7.60%
2010	1.30%	399,463	15.54	6,207,645	2.22%	13.82%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	1.30%	1,135,675	33.31	37,829,369	0.00%	0.27%
2013	1.30%	1,246,288	33.22	41,401,641	0.00%	46.62%
2012	1.30%	1,359,754	22.66	30,811,947	0.00%	18.99%
2011	1.30%	1,513,935	19.04	28,825,353	0.41%	-14.96%
2010	1.30%	1,678,257	22.39	37,576,224	0.76%	29.45%
Quality Bond Portfolio - Initial Shares (DQBP)
2014	1.30%	235,985	21.11	4,981,645	2.11%	3.43%
2013	1.30%	252,699	20.41	5,157,588	2.81%	-2.82%
2012	1.30%	254,971	21.00	5,354,395	2.98%	5.60%
2011	1.30%	278,534	19.89	5,540,041	3.65%	5.64%
2010	1.30%	315,909	18.83	5,948,563	3.91%	6.97%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2014	1.30%	266,325	17.41 to 17.47	4,636,800	0.72%	10.20%
2013	1.30%	294,865	15.80 to 15.85	4,658,943	0.84%	29.30% to 29.25%
2012	1.30%	311,148	12.27	3,802,460	1.06%	14.63%
2011	1.30%	369,430	10.70	3,938,408	0.79%	-4.05%
2010	1.30%	367,397	11.11 to 11.15	4,082,156	1.03%	15.41%
Equity-Income Portfolio - Initial Class (FEIP)
2014	1.30%	1,090,553	44.54	48,572,568	2.73%	7.30%
2013	1.30%	1,212,439	41.50	50,316,815	2.47%	26.48%
2012	1.30%	1,336,415	32.81	43,848,497	3.06%	15.78%
2011	1.30%	1,513,759	28.34	42,900,288	2.40%	-0.34%
2010	1.30%	1,696,082	28.44	48,236,094	1.81%	13.65%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2014	1.30%	454,970	$ 23.15	$ 10,532,530	5.49%	-0.16%
2013	1.30%	500,288	23.18	11,596,693	5.68%	4.57%
2012	1.30%	547,978	22.17	12,148,649	5.74%	12.74%
2011	1.30%	593,197	19.66	11,662,265	6.57%	2.68%
2010	1.30%	658,388	19.15	12,608,138	7.53%	12.34%
Templeton Foreign Securities Fund - Class 1 (TIF)
2014	1.30%	532,232	28.97	15,418,768	2.09%	-12.05%
2013	1.30%	581,845	32.94	19,165,973	2.54%	21.67%
2012	1.30%	620,520	27.07	16,797,486	3.24%	17.05%
2011	1.30%	698,307	23.13	16,151,836	1.91%	-11.61%
2010	1.30%	768,334	26.17	20,107,276	2.08%	7.26%
Balanced Portfolio - I Class Shares (AMBP)
2014	1.30%	292,335	31.80	9,295,996	0.00%	2.83%
2013	1.30%	323,311	30.92	9,996,938	0.00%	16.94%
2012	1.30%	370,925	26.44	9,807,432	0.00%	7.92%
2011	1.30%	412,530	24.50	10,107,171	0.29%	-1.92%
2010	1.30%	460,032	24.98	11,491,834	0.99%	17.28%
Real Return Portfolio - Administrative Class (PMVRRA)
2014	1.30%	149,712	13.65 to 13.66	2,045,040	1.40%	1.75%
2013	1.30%	154,531	13.42	2,073,799	1.72%	-10.40%
2012	1.30%	158,844	14.98	2,379,486	1.04%	7.34%
2011	1.30%	166,439	13.95	2,323,472	2.02%	10.22%
2010	1.30%	120,971	12.66	1,531,493	1.43%	6.71%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	1.30%	181,977	15.19 to 15.24	2,764,784	2.18%	2.92%
2013	1.30%	205,850	14.76 to 14.81	3,038,866	2.14%	-3.21% to -3.23%
2012	1.30%	328,221	15.3	5,005,939	2.56%	8.17%
2011	1.30%	295,172	14.14	4,162,368	2.63%	2.26%
2010	1.30%	259,980	13.79 to 13.83	3,585,177	2.42%	6.71%
VI American Franchise Fund - Series I Shares (ACEG)
2014	1.30%	113,814	14.31 to 15.38	1,746,653	0.04%	7.03%
2013	1.30%	116,992	13.37 to 14.37	1,677,514	0.45%	38.32% to 38.31%
2012	1.30%	138,918	10.39	1,440,675	0.00%	-3.36%	****
VI Global Health Care Fund - Series I Shares (IVHS)
2014	1.30%	36,124	21.72 to 21.81	784,739	0.00%	18.11%
2013	1.30%	28,051	18.38 to 18.47	515,695	0.68%	38.72% to 39.38%
2012	1.30%	23,646	13.25	313,310	0.00%	19.26%
2011	1.30%	19,636	11.16	218,230	0.00%	2.60%
2010	1.30%	20,788	10.83 to 10.87	225,203	0.00%	3.92%
VI Global Real Estate Fund - Series I Shares (IVRE)
2014	1.30%	92,778	13.09 to 13.18	1,222,804	1.65%	13.13%
2013	1.30%	88,812	11.57 to 11.65	1,034,639	3.70%	1.38% to 1.39%
2012	1.30%	96,248	11.49	1,105,893	0.57%	26.45%
2011	1.30%	86,790	9.02	788,914	3.68%	-7.72%
2010	1.30%	77,016	9.78 to 9.85	758,600	4.84%	15.99%
VI International Growth Fund - Series I Shares (AVIE)
2014	1.30%	60,118	21.92	1,317,788	1.58%	-0.97%
2013	1.30%	65,247	22.14	1,444,590	0.85%	17.47%
2012	1.30%	119,231	18.85	2,247,503	1.54%	14.03%
2011	1.30%	112,106	16.53	1,853,111	1.50%	-7.95%
2010	1.30%	113,552	17.96	2,039,391	2.26%	11.40%
Micro-Cap Portfolio - Investment Class (ROCMC)
2014	1.30%	85,228	13.23 to 13.25	1,127,569	0.00%	-4.83%
2013	1.30%	96,201	13.90 to 13.92	1,337,198	0.48%	19.41%
2012	1.30%	116,339	11.66	1,354,214	0.00%	6.20%
2011	1.30%	136,595	10.98	1,497,099	2.27%	-13.24%
2010	1.30%	139,465	12.63 to 12.65	1,761,461	1.95%	28.27%
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2014	1.30%	78,226	11.93	933,236	0.00%	3.65%
2013	1.30%	84,788	11.51	975,910	0.00%	17.69%
2012	1.30%	38,357	9.78	375,131	0.00%	15.06%
2011	1.30%	43,547	8.50	370,150	0.00%	-16.91%
2010	1.30%	55,042	10.23	563,080	0.00%	14.17%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2014	1.30%	30,814	14.54	448,036	0.00%	11.59%
2013	1.30%	35,910	13.03	467,907	0.00%	28.75%
2012	1.30%	42,347	10.12	428,552	0.00%	14.35%
2011	1.30%	46,685	8.85	413,162	0.00%	-5.55%
2010	1.30%	51,870	9.37	486,022	0.00%	22.48%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series N (Managed Asset Allocation Series) (SBLN)
2014	1.30%	29,076	$ 14.77	$ 429,453	0.00%	5.35%
2013	1.30%	25,023	14.02	350,822	0.00%	12.79%
2012	1.30%	22,965	12.43	285,455	0.00%	11.88%
2011	1.30%	25,771	11.11	286,316	0.00%	-0.71%
2010	1.30%	28,617	11.19	320,224	0.00%	9.17%
Series O (All Cap Value Series) (SBLO)
2014	1.30%	70,374	15.90	1,118,947	0.00%	6.21%
2013	1.30%	80,975	14.97	1,212,196	0.00%	31.55%
2012	1.30%	178,210	11.38	2,028,030	0.00%	13.91%
2011	1.30%	189,213	9.99	1,890,238	0.00%	-5.58%
2010	1.30%	179,564	10.58	1,899,787	0.00%	15.13%
Series P (High Yield Series) (SBLP)
2014	1.30%	29,225	17.17	501,793	0.00%	1.24%
2013	1.30%	35,870	16.96	608,355	0.00%	5.93%
2012	1.30%	61,443	16.01	983,702	0.00%	13.39%
2011	1.30%	57,586	14.12	813,114	0.00%	-1.33%
2010	1.30%	49,960	14.31	714,928	0.00%	13.93%
Series Q (Small Cap Value Series) (SBLQ)
2014	1.30%	89,585	19.17 to 19.26	1,717,364	0.01%	-2.66%
2013	1.30%	99,530	19.70 to 19.79	1,960,779	0.00%	35.02%
2012	1.30%	89,199	14.66	1,301,413	0.00%	17.95%
2011	1.30%	108,822	12.43	1,346,140	0.00%	-5.85%
2010	1.30%	112,351	13.14 to 13.20	1,476,319	0.00%	20.30%
Series V (Mid Cap Value Series) (SBLV)
2014	1.30%	204,669	17.38 to 17.44	3,557,164	0.00%	-0.40%
2013	1.30%	230,884	17.45 to 17.51	4,028,960	0.00%	31.60% to 31.59%
2012	1.30%	254,660	13.31	3,376,805	0.00%	15.59%
2011	1.30%	292,162	11.51	3,351,109	0.00%	-8.69%
2010	1.30%	307,847	12.57 to 12.61	3,869,647	0.00%	16.27%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2014	1.30%	30,108	15.30	460,652	0.00%	7.37%
2013	1.30%	32,889	14.25	468,668	0.00%	39.57%
2012	1.30%	39,074	10.26	399,060	0.00%	10.10%
2011	1.30%	42,202	9.32	391,724	0.00%	-3.23%
2010	1.30%	37,695	9.59	361,495	0.00%	28.38%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2014	1.30%	2,648	14.01	37,098	0.00%	13.72%
2013	1.30%	3,644	12.32	44,894	0.00%	26.62%
2012	1.30%	6,492	9.73	63,167	0.00%	9.33%
2011	1.30%	5,971	8.90	53,142	0.00%	-5.62%
2010	1.30%	5,485	9.43	51,724	0.00%	15.14%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	1.30%	155,581	9.35	1,454,680	0.15%	-9.11%
2010	1.30%	179,236	10.29	1,844,320	0.77%	13.99%

2014	Reserves for annuity contracts in payout phase:			135,043
2014	Contract owners equity:			$ 377,283,165
2013	Reserves for annuity contracts in payout phase:			135,057
2013	Contract owners equity:			$ 391,084,684
2012	Reserves for annuity contracts in payout phase:			116,763
2012	Contract owners equity:			$ 349,168,005
2011	Reserves for annuity contracts in payout phase:			85,941
2011	Contract owners equity:			$ 343,644,141
2010	Reserves for annuity contracts in payout phase:			121,951
2010	Contract owners equity:			$ 399,805,531

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.